Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements to be Adopted in Future Periods

In May 2014, the Financial Accounting Standards Board (‘FASB’) issued Accounting Standard Update (‘ASU’) No. 2014-09, ‘Revenue From Contracts With Customers’. The new standard supersedes most current revenue recognition guidance and eliminates industry-specific guidance. The ASU is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. The ASU was originally scheduled to become effective for the Company at the beginning of its 2017 fiscal year; early adoption was not initially permitted. However, in August 2015, the FASB issued ASU No. 2015-14 ‘Revenue from Contracts from Customers: Deferral of the Effective Date’ deferring the effective date but permitting early adoption at the original effective date. Consequently, the guidance will now become mandatorily effective for the Company at the beginning of its 2018 fiscal year. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, ‘Stock Compensation’, which sets out the guidance where share-based payment awards granted to employees required specific performance targets to be achieved in order for employees to become eligible to vest in the awards and such performance targets could be achieved after an employee completes the requisite service period. The amendment in this update requires a performance target that affects vesting and that could be achieved after the requisite service period to be treated as a performance condition. The guidance is applicable to the Company for interim and annual reporting periods beginning after December 15, 2015, although earlier adoption is permitted. Adoption of this update is not expected to materially affect the Company’s consolidated financial position, results of operations or cash flows.

In September 2015, the FASB issued ASU No. 2015-16, ‘Simplifying the Accounting for Measurement-Period Adjustments’ in relation to business combinations, which requires that an acquirer recognize adjustments to provisional amounts that are identified in the measurement period in the reporting period in which the adjustment amounts are determined. The ASU becomes effective for the Company at the beginning of the 2016 fiscal year; early adoption is permitted. The Company is required to apply the new guidance prospectively.

In January 2016, the FASB issued ASU No. 2016-01 ‘Recognition and Measurement of Financial Assets and Financial Liabilities’, which, among other things, amends the classification and measurement requirements for investments in equity securities and amends the presentation requirements for certain fair value changes for certain financial liabilities measured at fair value. The ASU becomes effective for the Company at the beginning of the 2018 fiscal year; only partial early adoption is permitted. The Company is required to apply a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02 ‘Leases’, which requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The ASU becomes effective for the Company at the beginning of the 2019 fiscal year; early adoption is permitted. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.

Recent Accounting Pronouncements Adopted During the Period
Debt Issuance Costs

In April 2015, the FASB issued ASU No. 2015-03 ‘Simplifying the Presentation of Debt Issuance Costs’, which requires that debt issuance costs related to a note shall be reported in the balance sheet as a direct deduction from the face amount of that note and that amortization of debt issuance costs shall be reported as interest expense. The Company has opted to early-adopt this update, which it has applied retrospectively, as of December 31, 2015. This has resulted in ‘Other assets’ and ‘Debt’ each being reported, after reclassifications, as $12 million lower as of December 31, 2014 than they were originally reported and as $16 million lower as of December 31, 2015 than they would otherwise have been reported. There was no effect on the consolidated results of operations, consolidated cash flows or consolidated equity for the year ended December 31, 2015 or any earlier year.
In addition, in August 2015, the FASB issued the related ASU No. 2015-15 ‘Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements’, which states that the Securities and Exchange Commission (‘SEC’) staff would not object to an entity deferring and presenting debt issuance costs related to a line-of-credit arrangement as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement. The Company has opted to continue to defer and present debt issuance costs related to a line-of-credit arrangement as an asset, subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

Deferred Taxes

In November 2015, the FASB issued ASU No. 2015-17 ‘Balance Sheet Classification of Deferred Taxes’, which requires that deferred tax liabilities and assets be classified as non-current in the balance sheet, which simplifies the presentation. This standard is mandatorily effective for fiscal years beginning after December 15, 2016, and early adoption is permitted. The Company has opted to early-adopt this update and to apply it retrospectively to all prior periods.

The effects of the accounting change on the prior year are shown below:

	December 31,
		2014
	As originally reported	Reclassifications	As adjusted
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$12	$(12)	$—
Deferred tax liabilities	(21)	21	—
Net current deferred tax liabilities	$(9)	$9	$—
Non-current:
Deferred tax assets	9	10	19
Deferred tax liabilities	(128)	(19)	(147)
Net non-current deferred tax liabilities	$(119)	$(9)	$(128)
Net deferred tax liabilities	$(128)	$—	$(128)

There was no effect on the consolidated results of operations, consolidated cash flows or consolidated equity for the year ended December 31, 2015 or any earlier year.

	December 31,
		2014
	As originally reported	Reclassifications	As adjusted
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$12	$(12)	$—
Deferred tax liabilities	(21)	21	—
Net current deferred tax liabilities	$(9)	$9	$—
Non-current:
Deferred tax assets	9	10	19
Deferred tax liabilities	(128)	(19)	(147)
Net non-current deferred tax liabilities	$(119)	$(9)	$(128)
Net deferred tax liabilities	$(128)	$—	$(128)

Acquired intangible assets are amortized over the following periods:
Acquired intangible assets are amortized over the following periods:

Expected
	Amortization basis	life (years)
Client relationships	In line with underlying cashflows	5 to 20
Management contracts	Straight line	18
Other intangible assets	Straight line	3 to 14